Note 17 - Other Post Retirement Benefit Cost from Continuing Operations (Details) - Other Postretirement Benefit Plans [Member] - USD ($) $ in Millions	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2013	Aug. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Components of net postretirement benefit cost:
Interest cost			$ (3)	$ (4)
Successor [Member]
Components of net postretirement benefit cost:
Interest cost	$ 1		3	4
Amortization of:
Net pension (income) expense	$ 1		$ 3	$ 4
Predecessor [Member]
Components of net postretirement benefit cost:
Interest cost		$ 3
Amortization of:
Prior service credit		(75)
Actuarial loss		3
Net pension (income) expense		$ (69)